Shareholders' Equity - Classification of Stock-based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 246,940	$ 158,456
Cost of revenues
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	6,483	3,572
Sales and marketing
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	40,680	33,917
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	154,119	93,549
General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 45,658	$ 27,418